Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.9%
Advanced Micro Devices, Inc.
(a)
.......... 6,865,085 $ 1,113,585,438
Analog Devices, Inc. .................. 2,443,142 557,671,593
Applied Materials, Inc. ................ 4,219,928 995,860,809
ASE Technology Holding Co. Ltd. , ADR, NVS
(a)
9,857,977 112,578,097
ASML Holding NV (Registered) , ADR ...... 552,030 564,577,642
Axcelis Technologies, Inc.
(a)
............. 491,220 69,846,572
Broadcom, Inc. ..................... 862,431 1,384,658,843
Entegris, Inc. ....................... 2,305,884 312,216,694
Intel Corp. ........................ 18,570,222 575,119,775
KLA Corp. ......................... 754,267 621,900,684
Lam Research Corp. ................. 614,394 654,237,451
Lattice Semiconductor Corp.
(a) (b)
.......... 2,089,367 121,162,392
Marvell Technology, Inc. ............... 8,325,703 581,966,640
Microchip Technology, Inc. .............. 5,892,122 539,129,163
Micron Technology, Inc. ................ 4,583,134 602,819,615
MKS Instruments, Inc. ................ 1,026,955 134,099,784
Monolithic Power Systems, Inc. .......... 714,483 587,076,392
NVIDIA Corp. ...................... 10,451,079 1,291,126,300
NXP Semiconductors NV .............. 2,105,440 566,552,850
ON Semiconductor Corp.
(a)
............. 6,578,310 450,943,151
Qorvo, Inc.
(a)
....................... 1,458,478 169,241,787
QUALCOMM, Inc. ................... 4,448,041 885,960,806
Rambus, Inc.
(a)
..................... 1,645,340 96,680,178
Skyworks Solutions, Inc. ............... 2,456,390 261,802,046
STMicroelectronics NV , ADR
(b)
........... 4,052,082 159,165,781
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR, NVS ...................... 3,509,983 610,070,145
Teradyne, Inc. ...................... 2,360,747 350,075,173
Texas Instruments, Inc. ................ 2,937,755 571,481,480
United Microelectronics Corp. , ADR, NVS
(a) (b)
. 11,246,907 98,522,905
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a) (b)
................... 1,906,595 $ 43,394,102
Total Long-Term Investments — 99 .9%
(Cost: $ 13,911,907,241 ) ............................ 15,083,524,288
Short-Term Securities
Money Market Funds — 0.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 123,113,942 123,163,187
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 19,185,052 19,185,052
Total Short-Term Securities — 0 .9%
(Cost: $ 142,299,155 ) .............................. 142,348,239
Total Investments — 100 .8%
(Cost: $ 14,054,206,396 ) ............................ 15,225,872,527
Liabilities in Excess of Other Assets — (0.8) % ............. (119,341,355)
Net Assets — 100.0% ...............................
$ 15,106,531,172
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 170,427,701 $ — $ (47,302,871)
(a)
$ 59,290 $ (20,933) $ 123,163,187 123,113,942 $ 763,458
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,000,050 8,185,002
(a)
— — — 19,185,052 19,185,052 238,607 —
$ 59,290 $ (20,933) $ 142,348,239 $ 1,002,065 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 82 09/20/24 $ 18,927 $ 58,355
Russell 2000 E-Mini Index .................................................... 21 09/20/24 2,168 6,205
$ 64,560
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,083,524,288 $ — $ — $ 15,083,524,288
Short-Term Securities
Money Market Funds ...................................... 142,348,239 — — 142,348,239
$ 15,225,872,527 $ — $ — $ 15,225,872,527
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 64,560 $ — $ — $ 64,560
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares